Consolidated schedule of investments
Delaware Ivy VIP Asset Strategy
September 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.13%
Fannie Mae REMICs
Series 2015-18 NS 0.691% (6.01% minus SOFR, Cap 6.12%) 4/25/45 Σ, •	986,349	$ 87,504
Series 2015-37 SB 0.191% (5.51% minus SOFR, Cap 5.62%) 6/25/45 Σ, •	2,019,965	132,372
Series 2016-48 US 0.671% (5.99% minus SOFR, Cap 6.10%) 8/25/46 Σ, •	2,278,961	138,431
Series 2017-33 AI 4.50% 5/25/47 Σ	952,148	141,553
Series 2019-13 IP 5.00% 3/25/49 Σ	657,912	132,763
Series 4740 SB 0.722% (6.04% minus SOFR, Cap 6.15%) 11/15/47 Σ, •	1,007,258	85,833
Total Agency Collateralized Mortgage Obligations (cost $1,448,012)		718,456

Agency Commercial Mortgage-Backed Securities — 0.81%
Fannie Mae Series 2017-M2 A2 2.899% 2/25/27 •	1,207,687	1,125,373
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103 X1 0.757% 11/25/29 ♦, •	2,016,012	63,411
Series K115 X1 1.427% 6/25/30 ♦, •	1,789,374	122,534
FREMF Mortgage Trust
Series 2016-K60 B 144A 3.664% 12/25/49 #, •	2,751,000	2,553,319
Series 2018-K73 B 144A 3.986% 2/25/51 #, •	600,000	550,731
Total Agency Commercial Mortgage-Backed Securities (cost $5,048,067)		4,415,368

Agency Mortgage-Backed Securities — 9.61%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	897,000	774,052
2.50% 4/1/36	1,872,301	1,654,825
5.50% 10/1/38	602,000	595,632
Fannie Mae S.F. 30 yr
2.00% 3/1/51	4,301,744	3,287,686
2.00% 5/1/51	3,213,004	2,446,717
2.50% 8/1/50	502,529	405,704
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.50% 2/1/52	769,216	$ 612,690
3.00% 8/1/50	706,882	591,731
3.00% 12/1/51	943,202	786,994
3.00% 2/1/52	2,053,172	1,706,729
3.50% 6/1/52	6,268,515	5,394,983
4.00% 3/1/47	1,744,075	1,588,292
4.00% 5/1/51	92,708	83,790
4.50% 9/1/52	1,175,053	1,079,973
4.50% 10/1/52	1,834,347	1,684,974
4.50% 2/1/53	3,180,951	2,922,058
5.00% 6/1/52	874,574	826,013
5.00% 9/1/52	1,314,293	1,241,110
5.50% 10/1/52	1,236,676	1,199,088
5.50% 11/1/52	868,752	841,854
5.50% 3/1/53	1,618,405	1,564,618
5.50% 7/1/53	450,751	435,771
6.00% 12/1/52	1,225,477	1,210,118
6.00% 6/1/53	870,715	859,585
6.00% 7/1/53	422,070	421,226
Freddie Mac S.F. 20 yr
2.50% 2/1/42	884,557	728,351
3.00% 3/1/37	722,152	644,259
Freddie Mac S.F. 30 yr
2.50% 11/1/51	3,531,682	2,840,776
2.50% 12/1/51	471,085	377,832
2.50% 1/1/52	1,452,184	1,159,088
3.00% 1/1/52	2,922,806	2,421,510
3.50% 6/1/47	1,406,970	1,231,939
4.00% 8/1/52	928,758	829,557
4.00% 9/1/52	1,258,346	1,123,380
4.50% 9/1/52	1,495,089	1,373,925
4.50% 10/1/52	792,187	727,658
5.00% 7/1/52	1,135,576	1,072,521
5.50% 9/1/52	971,047	941,018
5.50% 11/1/52	752,578	729,932
5.50% 3/1/53	363,611	353,091
5.50% 9/1/53	730,291	707,738
GNMA II S.F. 30 yr
3.00% 12/20/51	489,763	415,815
5.00% 9/20/52	691,401	656,097
Total Agency Mortgage-Backed Securities (cost $56,194,143)		52,550,700

Corporate Bonds — 8.82%
Banking — 2.07%
Banco Santander 5.588% 8/8/28	200,000	195,750
NQ- IV090 [0923] 1123 (3218045)    1

Consolidated schedule of investments
Delaware Ivy VIP Asset Strategy   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
2.972% 2/4/33 μ	265,000	$ 209,067
4.375% 1/27/27 μ, ψ	45,000	37,825
5.819% 9/15/29 μ	100,000	98,814
5.872% 9/15/34 μ	110,000	107,107
6.204% 11/10/28 μ	380,000	381,858

Bank of New York Mellon 5.834% 10/25/33 μ	375,000	368,834
Barclays
6.224% 5/9/34 μ	210,000	199,076
7.385% 11/2/28 μ	200,000	205,289
Citigroup
5.61% 9/29/26 μ	100,000	99,004
6.174% 5/25/34 μ	122,000	116,670

Citizens Bank 6.064% 10/24/25 μ	750,000	723,941
Credit Agricole 144A 5.514% 7/5/33 #	500,000	481,800
Deutsche Bank
3.729% 1/14/32 μ	248,000	184,746
3.742% 1/7/33 μ	200,000	143,636
6.72% 1/18/29 μ	185,000	184,000
7.146% 7/13/27 μ	150,000	151,072

Fifth Third Bancorp 6.361% 10/27/28 μ	627,000	621,783
Fifth Third Bank 5.852% 10/27/25 μ	250,000	246,033
Goldman Sachs Group
1.542% 9/10/27 μ	570,000	499,274
3.102% 2/24/33 μ	215,000	172,006

Huntington Bancshares 6.208% 8/21/29 μ	230,000	225,126
Huntington National Bank
4.552% 5/17/28 μ	255,000	238,599
5.65% 1/10/30	250,000	235,770

ING Groep 6.083% 9/11/27 μ	200,000	199,214
JPMorgan Chase & Co.
1.953% 2/4/32 μ	165,000	125,213
5.35% 6/1/34 μ	145,000	137,585
KeyBank
5.00% 1/26/33	470,000	395,999
5.85% 11/15/27	80,000	76,126

KeyCorp 4.789% 6/1/33 μ	110,000	91,756
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
1.928% 4/28/32 μ	625,000	$ 464,532
2.484% 9/16/36 μ	1,470,000	1,068,872
5.25% 4/21/34 μ	67,000	62,250
5.424% 7/21/34 μ	255,000	240,649
6.138% 10/16/26 μ	135,000	135,165
6.296% 10/18/28 μ	224,000	225,799
6.342% 10/18/33 μ	110,000	110,685

PNC Financial Services Group 5.671% 10/28/25 μ	195,000	193,560
Popular 7.25% 3/13/28	130,000	129,758
SVB Financial Group 4.57% 4/29/33 μ, ‡	387,000	244,780
Truist Financial 6.123% 10/28/33 μ	117,000	112,602
US Bancorp
2.491% 11/3/36 μ	1,245,000	877,957
4.653% 2/1/29 μ	167,000	156,346
4.839% 2/1/34 μ	120,000	105,734
5.727% 10/21/26 μ	37,000	36,701
		11,318,363
Basic Industry — 0.22%
BHP Billiton Finance USA 5.25% 9/8/30	210,000	205,250
Celanese US Holdings 6.05% 3/15/25	109,000	108,636
Sherwin-Williams 2.90% 3/15/52	710,000	411,405
Suzano Austria 2.50% 9/15/28	600,000	499,063
		1,224,354
Brokerage — 0.13%
Jefferies Financial Group
2.625% 10/15/31	630,000	479,314
5.875% 7/21/28	238,000	233,059
		712,373
Capital Goods — 0.07%
Standard Industries 144A 4.375% 7/15/30 #	483,000	400,525
		400,525
Communications — 0.85%
AT&T 3.65% 6/1/51	1,263,000	814,966
Charter Communications Operating 3.85% 4/1/61	1,625,000	909,236
Comcast
1.50% 2/15/31	2,000,000	1,511,832
4.80% 5/15/33	100,000	93,855

2    NQ- IV090 [0923] 1123 (3218045)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Crown Castle
1.05% 7/15/26	415,000	$ 364,415
2.10% 4/1/31	610,000	465,844

Frontier Communications Holdings 144A 5.00% 5/1/28 #	210,000	179,564
T-Mobile USA 5.75% 1/15/34	95,000	92,710
Verizon Communications 2.875% 11/20/50	135,000	78,109
Warnermedia Holdings 5.141% 3/15/52	175,000	130,137
		4,640,668
Consumer Cyclical — 0.55%
Alibaba Group Holding 2.125% 2/9/31	500,000	390,441
Amazon.com
1.50% 6/3/30	4,000	3,169
2.50% 6/3/50	753,000	441,616

Aptiv 3.10% 12/1/51	400,000	228,990
Carnival 144A 4.00% 8/1/28 #	285,000	247,350
Ford Motor Credit 6.95% 6/10/26	200,000	199,972
Home Depot 1.875% 9/15/31	1,000,000	776,947
Mercedes-Benz Finance North America
144A 5.05% 8/3/33 #	150,000	142,267
144A 5.10% 8/3/28 #	225,000	220,518

VICI Properties 4.95% 2/15/30	370,000	339,019
		2,990,289
Consumer Non-Cyclical — 1.19%
AbbVie 3.20% 11/21/29	2,000,000	1,765,927
Amgen
5.15% 3/2/28	115,000	113,144
5.25% 3/2/30	110,000	107,512
5.25% 3/2/33	423,000	404,558
5.65% 3/2/53	80,000	74,930
CVS Health
1.30% 8/21/27	2,000,000	1,700,720
2.70% 8/21/40	655,000	413,404
5.25% 1/30/31	95,000	91,328

Gilead Sciences 5.55% 10/15/53	150,000	144,327
HCA
3.50% 7/15/51	139,000	86,921
5.20% 6/1/28	71,000	68,656

JBS USA LUX 3.00% 2/2/29	225,000	188,993
Nestle Holdings 144A 1.875% 9/14/31 #	1,000,000	784,925
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Pfizer Investment Enterprises
4.75% 5/19/33	230,000	$ 217,506
5.11% 5/19/43	160,000	147,031
5.30% 5/19/53	135,000	125,535

Zoetis 5.40% 11/14/25	65,000	64,739
		6,500,156
Consumer Staples — 0.08%
COTA Series D 144A 4.882% 8/20/26 #, <<, =	3,237,686	433,850
		433,850
Electric — 0.92%
AEP Texas 5.40% 6/1/33	75,000	71,590
Appalachian Power 4.50% 8/1/32	540,000	483,779
Berkshire Hathaway Energy 2.85% 5/15/51	160,000	92,429
Duke Energy Carolinas 4.95% 1/15/33	150,000	142,670
Exelon 5.30% 3/15/33	95,000	90,685
Fells Point Funding Trust 144A 3.046% 1/31/27 #	115,000	104,344
National Rural Utilities Cooperative Finance 5.80% 1/15/33	30,000	29,990
Nevada Power 5.90% 5/1/53	260,000	250,840
NextEra Energy Capital Holdings
3.00% 1/15/52	170,000	100,573
5.749% 9/1/25	70,000	69,826

Pacific Gas & Electric 3.00% 6/15/28	1,154,000	991,032
Southern 5.70% 10/15/32	205,000	201,585
Virginia Electric and Power 2.45% 12/15/50	2,500,000	1,343,176
Vistra Operations
144A 5.125% 5/13/25 #	1,000,000	975,307
144A 6.95% 10/15/33 #	75,000	73,649
		5,021,475
Energy — 0.60%
BP Capital Markets America
2.721% 1/12/32	215,000	174,588
2.939% 6/4/51	555,000	339,455
4.812% 2/13/33	105,000	98,336

Cheniere Energy Partners 4.50% 10/1/29	240,000	217,582
Diamondback Energy 4.25% 3/15/52	245,000	174,249

NQ- IV090 [0923] 1123 (3218045)    3

Consolidated schedule of investments
Delaware Ivy VIP Asset Strategy   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Enterprise Products Operating
3.30% 2/15/53	670,000	$ 436,596
5.35% 1/31/33	45,000	44,030

Galaxy Pipeline Assets Bidco 144A 2.625% 3/31/36 #	500,000	387,716
Occidental Petroleum 6.125% 1/1/31	217,000	214,099
ONEOK
5.65% 11/1/28	70,000	69,119
5.80% 11/1/30	95,000	93,057
6.05% 9/1/33	170,000	167,113
6.625% 9/1/53	160,000	156,862

Targa Resources Partners 5.00% 1/15/28	770,000	733,109
		3,305,911
Finance Companies — 0.65%
AerCap Ireland Capital DAC 2.45% 10/29/26	2,500,000	2,240,479
Air Lease
2.875% 1/15/32	440,000	343,255
4.125% 12/15/26 μ, ψ	605,000	451,512
Aviation Capital Group
144A 3.50% 11/1/27 #	495,000	437,503
144A 6.25% 4/15/28 #	61,000	59,709
		3,532,458
Government Agency — 0.14%
Aeropuerto Internacional de Tocumen 144A 4.00% 8/11/41 #	500,000	389,437
Comision Federal de Electricidad 144A 3.875% 7/26/33 #	500,000	379,496
		768,933
Insurance — 0.62%
American International Group 5.125% 3/27/33	345,000	321,311
Aon 5.00% 9/12/32	635,000	595,862
Athene Holding
3.45% 5/15/52	385,000	229,362
3.95% 5/25/51	175,000	115,020

Berkshire Hathaway Finance 3.85% 3/15/52	555,000	414,347
Elevance Health 5.125% 2/15/53	55,000	48,612
Marsh & McLennan 5.70% 9/15/53	415,000	401,433
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
UnitedHealth Group
4.20% 5/15/32	262,000	$ 239,217
4.50% 4/15/33	888,000	822,087
5.05% 4/15/53	215,000	192,533
		3,379,784
Natural Gas — 0.10%
Atmos Energy
2.85% 2/15/52	150,000	90,083
5.75% 10/15/52	270,000	264,942

Southern Co. Gas Capital 5.15% 9/15/32	231,000	217,673
		572,698
Real Estate Investment Trusts — 0.01%
American Homes 4 Rent 3.625% 4/15/32	85,000	70,392
		70,392
Technology — 0.55%
Apple
2.40% 8/20/50	878,000	518,419
2.65% 2/8/51	2,000,000	1,214,142
4.30% 5/10/33	135,000	127,517
4.85% 5/10/53	150,000	137,520

Autodesk 2.40% 12/15/31	165,000	130,159
CDW 3.276% 12/1/28	555,000	479,341
Entegris Escrow 144A 4.75% 4/15/29 #	150,000	134,987
Oracle
3.60% 4/1/50	286,000	185,166
4.65% 5/6/30	70,000	65,499
		2,992,750
Transportation — 0.07%
Burlington Northern Santa Fe
2.875% 6/15/52	135,000	83,244
4.45% 1/15/53	145,000	120,304
ERAC USA Finance
144A 4.90% 5/1/33 #	105,000	98,956
144A 5.40% 5/1/53 #	65,000	60,116
		362,620
Total Corporate Bonds (cost $58,970,072)		48,227,599

Non-Agency Commercial Mortgage-Backed Securities — 1.96%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	1,465,000	1,234,412

4    NQ- IV090 [0923] 1123 (3218045)

(Unaudited)
		Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2020-BN25 A5 2.649% 1/15/63		1,000,000	$ 822,933

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53		1,000,000	791,628
Benchmark Mortgage Trust
Series 2020-B18 A5 1.925% 7/15/53		2,000,000	1,526,392
Series 2021-B24 A5 2.584% 3/15/54		2,000,000	1,554,522
Series 2021-B25 A5 2.577% 4/15/54		2,000,000	1,522,979

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •		2,000,000	1,665,964
GS Mortgage Securities Trust Series 2020-GC47 A5 2.377% 5/12/53		2,000,000	1,605,620
Total Non-Agency Commercial Mortgage-Backed Securities (cost $11,578,864)			10,724,450

Sovereign Bonds — 0.51%Δ
Mexico — 0.07%
Mexico Government International Bond 5.00% 4/27/51		500,000	385,933
			385,933
Peru — 0.07%
Peruvian Government International Bond 3.00% 1/15/34		500,000	386,655
			386,655
United Kingdom — 0.37%
United Kingdom Gilt 4.50% 6/7/28	GBP	1,630,000	1,989,722
			1,989,722
Total Sovereign Bonds (cost $3,086,717)			2,762,310

US Treasury Obligations — 9.01%
US Treasury Bonds
2.375% 2/15/42		5,290,000	3,658,262
3.00% 2/15/49		475,000	347,288
3.625% 2/15/53		1,565,000	1,294,671
3.625% 5/15/53		625,000	517,627
3.875% 2/15/43		1,430,000	1,244,770
4.375% 2/15/38		2,755,000	2,671,812
	Principalamount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Floating Rate Notes
5.528% (USBMMY3M + 0.13%) 7/31/25 •	9,680,000	$ 9,672,157
5.572% (USBMMY3M + 0.17%) 4/30/25 •	8,525,000	8,529,289
US Treasury Notes
3.375% 5/15/33	6,430,000	5,832,211
3.875% 6/30/30	1,010,000	958,790
3.875% 7/31/30	900,000	867,094
3.875% 8/15/33	225,000	212,625
4.00% 6/30/28	4,215,000	4,102,957
4.125% 6/15/26	3,920,000	3,847,725
4.125% 8/31/30	130,000	126,202
4.50% 9/30/28	5,315,000	5,318,737
4.75% 7/15/26	55,000	54,497
Total US Treasury Obligations (cost $52,040,390)		49,256,714
	Number of shares
Common Stocks — 59.38%
Communication Services — 5.61%
Alphabet Class A †	76,445	10,003,593
Deutsche Telekom	288,287	6,055,596
Netflix †	8,740	3,300,224
Pinterest Class A †	254,123	6,868,945
Tencent Holdings	114,000	4,457,543
		30,685,901
Consumer Discretionary — 6.53%
Amazon.com †	87,986	11,184,780
Aptiv †	52,110	5,137,525
Darden Restaurants	34,741	4,975,606
Ferrari	17,463	5,164,033
H World Group ADR †	103,762	4,091,336
LVMH Moet Hennessy Louis Vuitton	6,787	5,140,568
Media Group Holdings Series H <<, =, †	31,963	0
Media Group Holdings Series T <<, =, †	4,006	0
		35,693,848
Consumer Staples — 4.71%
Asahi Group Holdings	109,600	4,099,732
Casey's General Stores	14,259	3,871,604
China Mengniu Dairy †	1,601,313	5,367,735
COTA Series B <<, =, †	26	0
Procter & Gamble	43,770	6,384,292

NQ- IV090 [0923] 1123 (3218045)    5

Consolidated schedule of investments
Delaware Ivy VIP Asset Strategy   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
Reckitt Benckiser Group	85,325	$ 6,031,846
		25,755,209
Energy — 4.11%
Canadian Natural Resources	136,498	8,827,326
ConocoPhillips	64,805	7,763,639
Shell	92,811	2,993,286
TotalEnergies	43,648	2,875,410
		22,459,661
Financials — 8.74%
Banco do Brasil	366,725	3,447,246
BNP Paribas	92,718	5,923,718
ICICI Bank	334,332	3,832,440
Intercontinental Exchange	35,609	3,917,702
Mastercard Class A	22,222	8,797,912
Mitsubishi UFJ Financial Group	728,400	6,182,919
Morgan Stanley	53,912	4,402,993
ORIX	189,197	3,536,050
Prudential	358,037	3,882,642
State Bank of India	535,097	3,856,906
		47,780,528
Healthcare — 8.43%
Abbott Laboratories	32,780	3,174,743
AstraZeneca	40,741	5,518,593
Biogen †	12,730	3,271,737
Danaher	16,847	4,179,741
Eli Lilly & Co.	11,983	6,436,429
Genmab †	16,181	5,752,673
Thermo Fisher Scientific	8,045	4,072,138
UnitedHealth Group	13,728	6,921,520
Vertex Pharmaceuticals †	19,398	6,745,460
		46,073,034
Industrials — 6.52%
Airbus	54,364	7,298,345
Canadian Pacific Kansas City	64,582	4,800,441
Howmet Aerospace	110,669	5,118,441
Ingersoll Rand	82,338	5,246,577
ITOCHU	107,200	3,877,966
Thales	35,134	4,944,056
Vinci	39,530	4,389,111
		35,674,937
Information Technology — 12.52%
Apple	56,078	9,601,114
Intuit	14,510	7,413,739
KLA	10,190	4,673,745
Microchip Technology	60,056	4,687,371
Microsoft	43,336	13,683,342
NVIDIA	13,332	5,799,287
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Salesforce †	26,942	$ 5,463,299
Seagate Technology Holdings	89,862	5,926,399
Taiwan Semiconductor Manufacturing	363,450	5,926,505
VeriSign †	26,024	5,270,641
		68,445,442
Materials — 0.63%
Mondi	206,597	3,459,647
		3,459,647
Utilities — 1.58%
NTPC	1,636,849	4,840,104
RWE	101,526	3,772,943
		8,613,047
Total Common Stocks (cost $319,836,006)		324,641,254

Preferred Stock — 0.73%
Petroleo Brasileiro 11.20% ω	582,907	3,998,495
Total Preferred Stock (cost $3,541,235)		3,998,495

Exchange-Traded Funds — 3.61%
iShares 0-5 Year High Yield Corporate Bond ETF	242,735	9,959,417
Vanguard Russell 2000 ETF	137,034	9,789,709
Total Exchange-Traded Funds (cost $20,578,837)		19,749,126
	Troy Ounces
Bullion — 4.05%
Gold	11,963	22,108,902
Total Bullion (cost $14,475,188)		22,108,902
Number of shares
Short-Term Investments — 1.05%
Money Market Mutual Funds — 1.05%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	1,442,441	1,442,441

6    NQ- IV090 [0923] 1123 (3218045)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	1,442,441	$ 1,442,441
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	1,442,441	1,442,441
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	1,442,441	1,442,441
Total Short-Term Investments (cost $5,769,764)		5,769,764

Total Value of Securities—99.67% (cost $552,567,295)		544,923,138
Receivables and Other Assets Net of Liabilities—0.33%★		1,790,524
Net Assets Applicable to 66,783,370 Shares Outstanding—100.00%		$546,713,662
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $9,096,069, which represents 1.66% of the Portfolio's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
<<	Affiliated company.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
★	Includes $485,359 cash collateral held at broker for futures contracts as of September 30,2023.

 The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2023:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
JPMCB	GBP	(1,700,000)	USD	2,091,442	11/17/23	$16,681

NQ- IV090 [0923] 1123 (3218045)    7

Consolidated schedule of investments
Delaware Ivy VIP Asset Strategy   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
235	US Treasury 5 yr Notes	$24,759,454	$24,986,167	12/29/23	$—	$(226,713)	$36,719
49	US Treasury 10 yr Notes	5,295,063	5,393,186	12/19/23	—	(98,123)	9,953
(4)	US Treasury Long Bonds	(455,125)	(480,177)	12/19/23	25,052	—	(1,125)
7	US Treasury Ultra Bonds	830,812	892,190	12/19/23	—	(61,378)	2,625
Total Futures Contracts			$30,791,366		$25,052	$(386,214)	$48,172
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the consolidated schedule of investments. The foreign currency exchange contracts and notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Portfolio's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
Summary of abbreviations: (continued)
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
GBP – British Pound Sterling
USD – US Dollar

8    NQ- IV090 [0923] 1123 (3218045)